Equity accounted investments - ORYX GTL Limited, financial position (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Significant events and transactions
Total assets	R 360,743	R 474,535	R 466,237
Tax payable	806	665	1,039
Summarised income statement
Turnover	201,910	190,367	203,576
Depreciation and amortisation	(17,644)	(22,327)	(17,814)
Other operating expenses	(12,099)	(20,834)	(19,701)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	16,619	(111,926)	8,434
Finance income	856	922	787
Finance costs	(6,758)	(7,303)	(1,253)
Earnings/(loss) before tax	10,717	(118,307)	7,968
Taxation	(185)	26,390	(2,803)
Earnings/(loss) for the year	10,532	(91,917)	5,165
Reconciliation of summarised financial information
Profit before tax for the year	10,717	(118,307)	7,968
Carrying value of equity accounted investment	10,142	11,812	9,866
Contingent liabilities incurred in relation to interests in joint ventures		0
Contingent liabilities incurred in relation to interests in associates		0
ORYX GTL
Significant events and transactions
Non-current assets	13,149	17,236
Deferred tax assets	212	636
Current assets	7,989	7,217
Total assets	21,350	25,089
Other non-current liabilities	742	974
Other current liabilities	1,178	2,663
Tax payable	391
Total liabilities	2,311	3,637
Net assets	19,039	21,452	16,893
Summarised income statement
Turnover	8,538	7,279
Depreciation and amortisation	(1,759)	(1,424)
Other operating expenses	(4,513)	(4,707)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	2,266	1,148
Finance income	6	31
Finance costs	(48)	(84)
Earnings/(loss) before tax	2,224	1,095
Taxation	(758)	(492)
Earnings/(loss) for the year	1,466	603
The group's share of profits of equity accounted investment	719	338
49% share of profit before tax	1,090	536
Taxation	(371)	(198)
Reconciliation of summarised financial information
Net assets at the beginning of the year	21,452	16,893
Profit before tax for the year	2,224	1,095
Taxation	(758)	(483)
Foreign exchange differences	(3,879)	3,947
Net assets at the end of the year	19,039	21,452	R 16,893
Carrying value of equity accounted investment	R 9,329	R 10,511
Share of pre-tax profits (as a percent)	49.00%